DEVELOPMENT STAGE OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Development Stage Enterprises [Abstract]
Development Stage Enterprise General Disclosures [Text Block]

NOTE 2 — DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception to August 4, 2014, 222,975,766 shares of common stock have been issued between par value and $1.67. Operations since incorporation have been devoted to raising capital, obtaining financing, development of the Company’s product, and administrative services.

NOTE 2 — DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception through December 31, 2013, 219,937,619 shares of common stock have been issued between par value and $1.67. Operations since incorporation have primarily been devoted to raising capital, obtaining financing, development of the Company’s product, administrative services, customer acceptance and sales and marketing strategies.